As filed with the U.S. Securities and Exchange Commission on April 13, 2012

Securities Act File No. 2-96408

Investment Company Act File No. 811-04254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 187	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 188

(Check appropriate box or boxes)

Legg Mason Partners Income Trust

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Western Asset Intermediate Maturity California Municipals Fund, Legg Mason Western Asset Intermediate Maturity New York Municipals Fund and Legg Mason Western Asset Massachusetts Municipals Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 13th day of April, 2012.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Legg Mason Western Asset Intermediate Maturity California Municipals Fund

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund

Legg Mason Western Asset Massachusetts Municipals Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 13, 2012.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Elliott J. Berv*	Trustee
Elliott J. Berv

A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

Jane F. Dasher*	Trustee
Jane F. Dasher

Mark T. Finn*	Trustee
Mark T. Finn

Stephen R. Gross*	Trustee
Stephen R. Gross

Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

Diana R. Harrington*	Trustee
Diana R. Harrington

Susan M. Heilbron*	Trustee
Susan M. Heilbron

Susan B. Kerley*	Trustee
Susan B. Kerley

Alan G. Merten*	Trustee
Alan G. Merten

R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase